Cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of Finished Goods [Roll Forward]
Finished goods at beginning of period			$ 188,154	$ 179,611
Cost of production of manufactured products (Note 6)			917,972	1,026,511
Purchases			39,908	24,458
Agricultural produce			171,278	216,455
Transfer to raw material			(65,473)	(87,456)
Direct agricultural selling expenses			15,667	21,403
Tax recoveries			(33,722)	(34,016)
Changes in net realizable value of agricultural produce after harvest			7,594	(19,453)
Loss of idle productive capacity			17,912
Finished goods at end of period	$ (220,723)	$ (231,742)	(220,723)	(231,742)
Exchange differences			4,181	(492)
Cost of revenue for the period	246,836	361,003	841,418	900,810
Operating segments
Reconciliation of Finished Goods [Roll Forward]
Finished goods at end of period	(220,723)	(188,154)	(220,723)	(188,154)
Cost of revenue for the period			866,264	869,700
Farming | Operating segments
Reconciliation of Finished Goods [Roll Forward]
Finished goods at end of period	(101,363)	(93,521)	(101,363)	(93,521)
Cost of revenue for the period			519,887	491,556
Sugar, Ethanol and Energy
Reconciliation of Finished Goods [Roll Forward]
Finished goods at beginning of period			94,633	126,971
Purchases			9,284	654
Agricultural produce			8,413	6,067
Transfer to raw material			0	0
Direct agricultural selling expenses			0	0
Tax recoveries			(33,722)	(34,016)
Changes in net realizable value of agricultural produce after harvest			(609)	540
Loss of idle productive capacity			17,912
Finished goods at end of period	(119,360)	(131,270)	(119,360)	(131,270)
Exchange differences			9,803	(14,028)
Cost of revenue for the period			346,377	378,144
Sugar, Ethanol and Energy | Operating segments
Reconciliation of Finished Goods [Roll Forward]
Finished goods at end of period	(119,360)	(94,633)	(119,360)	(94,633)
Cost of revenue for the period			346,377	378,144
Crops | Farming
Reconciliation of Finished Goods [Roll Forward]
Finished goods at beginning of period			40,345	33,407
Purchases			23,045	15,241
Agricultural produce			147,590	194,297
Transfer to raw material			(56,300)	(82,716)
Direct agricultural selling expenses			15,667	21,403
Tax recoveries			0	0
Changes in net realizable value of agricultural produce after harvest			8,203	(19,993)
Loss of idle productive capacity			0
Finished goods at end of period	(60,252)	(59,475)	(60,252)	(59,475)
Exchange differences			(3,495)	17,986
Cost of revenue for the period			166,511	169,790
Rice | Farming
Reconciliation of Finished Goods [Roll Forward]
Finished goods at beginning of period			32,623	9,306
Purchases			3,178	1,939
Agricultural produce			43	0
Transfer to raw material			(9,173)	(4,740)
Direct agricultural selling expenses			0	0
Tax recoveries			0	0
Changes in net realizable value of agricultural produce after harvest			0	0
Loss of idle productive capacity			0
Finished goods at end of period	(22,680)	(30,193)	(22,680)	(30,193)
Exchange differences			(1,395)	743
Cost of revenue for the period			146,453	166,516
Dairy | Farming
Reconciliation of Finished Goods [Roll Forward]
Finished goods at beginning of period			20,553	9,927
Purchases			4,401	6,624
Agricultural produce			15,232	16,091
Transfer to raw material			0	0
Direct agricultural selling expenses			0	0
Tax recoveries			0	0
Changes in net realizable value of agricultural produce after harvest			0	0
Loss of idle productive capacity			0
Finished goods at end of period	$ (18,431)	$ (10,804)	(18,431)	(10,804)
Exchange differences			(732)	(5,193)
Cost of revenue for the period			182,077	186,360
Cost of production of manufactured products (Note 6) | Operating segments
Reconciliation of Finished Goods [Roll Forward]
Cost of production of manufactured products (Note 6)			716,642	832,042
Cost of production of manufactured products (Note 6) | Sugar, Ethanol and Energy | Operating segments
Reconciliation of Finished Goods [Roll Forward]
Cost of production of manufactured products (Note 6)			360,023	423,226
Cost of production of manufactured products (Note 6) | Crops | Farming | Operating segments
Reconciliation of Finished Goods [Roll Forward]
Cost of production of manufactured products (Note 6)			51,708	49,640
Cost of production of manufactured products (Note 6) | Rice | Farming | Operating segments
Reconciliation of Finished Goods [Roll Forward]
Cost of production of manufactured products (Note 6)			143,857	189,461
Cost of production of manufactured products (Note 6) | Dairy | Farming | Operating segments
Reconciliation of Finished Goods [Roll Forward]
Cost of production of manufactured products (Note 6)			$ 161,054	$ 169,715